Employee share scheme reserve - summary of exercise price and number of share options (Details)		1 Months Ended	12 Months Ended
	Jan. 25, 2023	Jan. 31, 2023 shares $ / shares	Dec. 31, 2025 Options shares $ / shares	Dec. 31, 2024 shares Options $ / shares	Dec. 31, 2023 shares Options $ / shares
Employee share scheme reserve
As of 1 January (share options) | Options			246,303	106,304
As of 31 December (share options) | Options			296,304	246,303	106,304
Share split ratio		0.04
Share options
Employee share scheme reserve
As of 1 January (share options) | shares		10,866,324	246,304	106,304	10,866,324
As of 1 January (Average exercise price per share option) | $ / shares		$ 3.554	$ 18.77	$ 40.33	$ 3.554
Reverse stock split effect (Average exercise price per share option) | $ / shares					$ 88.86
Reverse stock split effect (share options) | shares					434,203
Granted during the year (options) | shares			50,000	140,000	2,728
Granted during the year (Average exercise price per share option) | $ / shares			$ 0.01	$ 0.01	$ 162.5
Exercised during the year (Share option) | shares					(116,629)
Exercised during the year (Average exercise price per share option) | $ / shares					$ 0.001
Forfeited during the year (Share options) | shares					(213,998)
Forfeited during the year (Average exercise price per share option) | $ / shares					$ 162.3
As of 31 December (share options) | shares			296,304	246,304	106,304
As of 31 December (average exercise price per share option) | $ / shares			$ 15.6	$ 18.77	$ 40.33
As of 31 December reflecting reverse share split (share options) | shares					106,304
As of 31 December reflecting reverse share split (average exercise price per share option) | $ / shares					$ 40.33
Vested and exercisable (share options) | shares			168,179	126,304	105,529
Vested and exercisable (average exercise price per share option) | $ / shares			$ 18.23	$ 36.61	$ 38.79
Share split ratio	0.04		0.04	0.04	0.04